Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income	$ 361	$ 483
Foreign exchange expense	(140)	(286)
Other income	$ 221	$ 197